S-K 1602(a)(3) Forepart, Sponsor Compensation	Aug. 11, 2025 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,250,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	9,583,333